RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)					12 Months Ended
	Nov. 28, 2022	Feb. 08, 2021	Jan. 13, 2021	Dec. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Feb. 11, 2021
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					$ 300,000	$ 266,964
Promissory note - related party					150,000	0
Sponsor
RELATED PARTY TRANSACTIONS
Promissory note - related party								$ 73,295
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note				$ 75,000
Additional borrowing capacity of related party promissory note			$ 50,000
Outstanding balance of related party note					0	0
Promissory Note with Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note	$ 150,000
Deposit into operating account					$ 150,000
Working Capital Loans
RELATED PARTY TRANSACTIONS
Price of warrant					$ 1.50
Working capital loans					$ 0	$ 0
Maximum loans convertible into warrants					1,500,000
Working Capital Loans | Working Capital Warrants
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant							66,667
Working capital loans							$ 100,000
Administrative Service Fee
RELATED PARTY TRANSACTIONS
Expenses per month		$ 25,000
Administrative Service Fee | Sponsor
RELATED PARTY TRANSACTIONS
Expenses per month					$ 10,000
Administrative Service Fee | CEO and CFO
RELATED PARTY TRANSACTIONS
Expenses per month		$ 15,000